Subordinated Debentures (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred securities	0	0
Liquidation amount per security (in usd per share)	$ 1,000
Subordinated debentures	$ 5,155,000	$ 5,155,000
Common stock held in trust	155,000	155,000
Preferred stock, redemption premium	$ 1,000
Principal amount, plus accrued and unpaid interest	100.00%
Subordinated debentures, maturity date	Jun. 26, 2033
Right of defer interest payments	up to 20 consecutive quarterly periods
Variable interest rate term	3-Month LIBOR plus 3.10%
Subordinated debentures, interest rate	3.10%
Variable rate of interest	3.35%	3.41%
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred securities	5,000